As filed with the Securities and Exchange Commission on June 17, 1999

                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                      Pre-Effective Amendment No. _____                [ ]
                       Post-Effective Amendment No. 51                 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 52
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                             Copy to:
George Stevens, Esq.                         Carl Frischling, Esq.
BISYS Fund Services                          Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|  Immediately upon filing pursuant to paragraph (b)                 |_|    on ____________ pursuant to paragraph (b)
|X|  60 days after filing pursuant to paragraph (a)(1)                 |_|    on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)                 |_|    on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                  (Pursuant to Rule 404 showing location in the prospectus for the Stock Index Fund, a series of The Victory Portfolios, of the responses to the Items in Part A and location in the Statement of Additional Information for this Fund of the responses to the Items in Part B of Form N-1A).

       Part A
       ------
     Form N-1A,
     Item Number       Prospectus Caption
     -----------       ------------------
        1(a)           Front Cover Page
         (b)           Back Cover Page
        2(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk/Return Summary - Principal Risks
           3           Risk/Return Summary - Fund Expenses
        4(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk Factors
        5(a)           Not Applicable
         (b)           Not Applicable
         (c)           Not Applicable
        6(a)           Organization and Management of the Funds
         (b)           Not Applicable
        7(a)           Share Price
         (b)           How to Buy Shares
         (c)           How to Sell Shares
         (d)           Dividends, Distributions and Taxes
         (e)           Important Information about Taxes
         (f)           Not Applicable
        8(a)           Not Applicable
         (b)           Organization and Management of the Funds - Distribution
                       and Service Plan
         (c)           Not Applicable
           9           Financial Highlights

       Part B
       ------
     Form N-1A,
      Item No.          Statement of Additional Information Caption
      --------          -------------------------------------------
       10(a)            Front Cover Page
         (b)            Table of Contents
       11(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       12(a)            Statement of Additional Information
         (b)            Instruments in Which the Funds Can Invest
         (c)            Investment Policies and Limitations
         (d)            Temporary Defensive Measures - Short-Term Obligations
         (e)            Advisory and Other Contracts -- Portfolio Turnover
       13(a)            Trustees and Officers - Board of Trustees
         (b)            Trustees and Officers - Board of Trustees; Officers
         (c)            Trustees and Officers - Board of Trustees
         (d)            Trustees and Officers - Board of Trustees
         (e)            Trustees and Officers - Officers
       14(a)            Additional Information
         (b)            Additional Information
         (c)            Trustees and Officers - Officers
       15(a)            Advisory and Other Contracts - Investment Adviser
         (b)            Advisory and Other Contracts - Distributor
         (c)            Advisory and Other Contracts - Investment Adviser
         (d)            Transfer Agent; Other Servicing Plans; Distribution and
                        Service Plan; Fund Accountant; Legal Counsel
         (e)            Not Applicable
         (f)            Additional Purchase, Exchange, and Redemption
                        Information - Dealer Reallowances
         (g)            Distribution Plan
         (h)            Administrator; Transfer Agent; Custodian; Independent
                        Accountants; Legal Counsel
       16(a)            Portfolio Transactions
         (b)            Portfolio Transactions
         (c)            Portfolio Transactions
         (d)            Portfolio Transactions

         (e)            Not Applicable
       17(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       18(a)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (b)            Not Applicable
         (c)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (d)            Additional Purchase, Exchange, and Redemption
                        Information
       19(a)            Taxes
         (b)            Taxes
       20(a)            Distributor
         (b)            Not Applicable
         (c)            Not Applicable
       21(a)            Performance of the Money Market Funds
         (b)            Performance of the Non-Money Market Funds
       22(a)            Independent Accountants
         (b)            Independent Accountants
         (c)            Not Applicable

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

The prospectus for the Stock Index Fund dated March 1, 1999, as supplemented March 29, 1999, is incorporated by reference to: (1) post-effective amendment no. 47 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 26, 1999, and (2) a filing submitted pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on March 29, 1999.


The statement of additional information for the Stock Index Fund dated March 1, 1999, as supplemented March 29, 1999 and April 26, 1999, is incorporated by reference to: (1) post-effective amendment no. 47 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 26, 1999, (2) a filing submitted pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on March 29, 1999, and (3) a filing submitted pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on April 26, 1999.

Dear Shareholder:

Effective June 30, 1999, Victory Stock Index Fund will begin offering Class G Shares. This supplement provides Class G information and revises Class A fund expense information. This supplement should be included in the current Prospectus for this Victory Fund. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------
                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                               Special Value Fund
                            Ohio Regional Stock Fund
                            International Growth Fund

                         Supplement dated June 30, 1999
                     To the Prospectus dated March 1, 1999,
                         as supplemented March 29, 1999

1. On page 9, in the Risk/Return Summary for the Stock Index Fund, replace the "Fund Expenses" section with the following information:

                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class A           Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                         5.75%             NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                        NONE              NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Deferred Sales Charge                                                       NONE**            NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Redemption Fees                                                             NONE              NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Exchange Fees                                                               NONE              NONE


                  *   You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
                  **  Except for investments of $1 million or more.  See "Investing with Victory -- Calculation of Sales Charges -- Class A."

                  The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Stock Index Fund. The Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                   Class A          Class G /1/

                  Management Fees                                                   0.60%             0.60%
                  ------------------------------------------------------------ ----------------- ----------------
                  Distribution (12b-1) Fees                                         0.00%             0.00%
                  ------------------------------------------------------------ ----------------- ----------------
                  Other Expenses                                                    0.24%             0.49% /2/
                                                                                    -----             -----
                  ------------------------------------------------------------ ----------------- ----------------
                  Total Fund Operating Expenses                                     0.84% /3/          1.09% /4/
                                                                                    =====             =====

                  /1/ The estimated  Class G expenses for the fiscal year ending
                      October 31, 1999 are based on historical expenses of Class
                      A Shares of the Stock Index Fund.

                 /2/  Includes a shareholder servicing fee of 0.25%.
                 /3/  For the fiscal  year ended  October  31,  1998,  Key Asset
                      Management Inc., the Stock Index Fund's investment adviser
                      (the Adviser), waived a portion of its fee so that the Fund's net operating expenses equaled 0.57% for Class A
                      Shares. This waiver is currently in effect, but the Adviser may terminate it at any time.

                  /4/ For the fiscal year ending  October 31, 1999,  the Adviser anticipates that it will voluntarily waive its fees so that the net operating expenses of Class G Shares of the Stock Index Fund will equal 0.82%. The Adviser may terminate this waiver at any time.


                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in the Stock Index Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Stock Index Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Stock Index Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          1 Year           3 Years           5 Years          10 Years
                  Class A                  $656              $828            $1,014            $1,553
                  Class G                  $111              $347              $601            $1,329


2. On page 25, under "Choosing a Share Class," add the following information:

                  The Stock Index Fund also offers Class G Shares which have no front-end sales charge. The following information may help you to compare Class G Shares of the Stock Index Fund to its Class A Shares:

                  Class G
                  -------

                  o No front-end sales charge. All your money goes to work for you right away.
                  o   No deferred sales charge.
                  o   Higher annual expenses than Class A Shares.
                  o   No automatic conversion to Class A Shares.
                  o   Class G Shares are sold only by certain broker-dealers.


3. On page 35, under "Shareholder Servicing Plan," please add the following paragraph at the end of the section:

   Pursuant to the Shareholder Servicing Plan described above, Class G shares of the Stock Index Fund also will pay to shareholder servicing agents a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Stock Index Fund.


4. On page 35, under "Distribution Plan," please add the following paragraph at the end of the section:

   Victory has adopted a Distribution and Service Plan for Class G Shares of the Stock Index Fund under Rule 12b-1 under the Investment Company Act of 1940. Class G Shares of the Stock Index Fund do not pay expenses under this plan.







Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.






                                  VF-EQTY-SUP1

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                             ----------------------
                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

              Exhibits:
              ---------

(a)(1)        Certificate of Trust (1)

(a)(2)        Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(b)           Bylaws, Amended and Restated as of August 28, 1998.(3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM"), with Schedule A amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(d)(2)        Investment   Advisory   Agreement  dated  March  1,  1997  between
              Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund. (5)

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate
              Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund.

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (5)

--------------------------------

              1 Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


              2 Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


              3 Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

              4 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.


              5 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(5)        Investment   Advisory   Agreement   dated  June  1,  1998  between
              Registrant and KAM regarding the International Growth Fund. (4)

(d)(6)        Portfolio   Management   Agreement  dated  June  1,  1998  between
              Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund. (6)

(e)(1) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"). (4)

(e)(2)        Schedule I to the Distribution  Agreement, as revised Decembet 11,
              1998.

(f)           None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (4)

(g)(1)(b) Schedule a to the Mutual Fund Custody Agreement, as revised December 11, 1998.

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (7)

(h)(1)        Form of Broker-Dealer Agreement. (8)

(h)(2)(a) Administration Agreement dated October 1, 1997 between Registrant and BISYS, with Schedule II-B amended as of March 2, 1998. (4)

(h)(2)(b) Schedule I to the Administration Agreement, as revised December 11, 1998.

(h)(3)(a) Sub-Administration Agreement dated October 1, 1997 between BISYS and KAM. (4)

(h)(3)(b)     Schedule  A  to  the  Sub-Administration   Agreement,  as  revised
              December 11, 1998.

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (4)

(h)(4)(b) Schedule A to the Transfer Agency Agreement, as revised December 11, 1998.

(h)(5) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc.

(h)(6)        Purchase Agreement is incorporated  herein by reference to Exhibit
              13(c)  to   Post-Effective   Amendment   No.  7  to   Registrant's
              Registration Statement on Form N-1A filed on December 1, 1989.

(i)           Consent of Kramer Levin Naftalis & Frankel LLP.

-----------------------

              6 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.


              7 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.


              8 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(j)           Consent of PricewaterhouseCoopers LLP.

(k)           Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)     Distribution  and Service  Plan dated June 5, 1995. (4)

(m)(1)(b)     Schedule I to the Distribution and Service Plan as revised May 11,
              1999.

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (6)

(m)(3) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant. (9)

(m)(4)(a)     Shareholder  Servicing  Plan  dated  June 5, 1995. (4)

(m)(4)(b)     Schedule I to the  Shareholder  Servicing Plan, as revised May 11,
              1999.

(m)(5)        Form of Shareholder Servicing Agreement. (1)

(n)           Financial Data Schedule.

(o)           Amended and  Restated  Rule 18f-3  Multi-Class  Plan as of May 11,
              1999.

              Powers of Attorney of Roger Noall and Frank A. Weil. (10 )

              Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24. Persons Controlled by or Under Common Control with Registrant.
         -------------------------------------------------------------

                  None.

Item 25. Indemnification
         ---------------

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

----------------------------

              9 Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

              10 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

Section 10.02  Indemnification.

(a) Subject  to the  exceptions  and  limitations  contained  in  Subsection
    10.02(b):

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $80 billion as of March 31, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $76 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730 Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
---------------------------------------------------------------------


Directors:
----------

William G. Spears            o    Senior Managing Director and Chairman

Richard J. Buoncore          o    Senior Managing Director,  President and Chief
                                  Executive Officer.

Bradley E. Turner            o    Senior  Managing  Director and Chief Operating
                                  Officer

Anthony Aveni                o    Senior Managing  Director and Chief Investment
                                  Officer of Society Asset Management Division.

Vincent DeP. Farrell         o    Senior Managing  Director and Chief Investment
                                  Officer of Spears,  Benzak,  Salomon & Farrell
                                  Division.

Richard E. Salomon           o    Senior Managing Director.

Gary R. Martzolf             o    Senior Managing Director.

Other Officers:

Charles G. Crane             o    Senior  Managing  Director  and  Chief  Market
                                  Strategist.

James D. Kacic               o    Chief Financial Officer,  Chief Administrative
                                  Officer, and Senior Managing Director. William

R. Allen                     o    Managing Director.

Michael Foisel               o    Assistant Treasurer.

Michael Stearns              o    Chief Compliance Officer.

William J. Blake             o    Secretary.

Steven N. Bulloch            o    Assistant   Secretary.   Also,   Senior   Vice
                                  President   and  Senior   Counsel  of  KeyCorp
                                  Management Company.

Kathleen A. Dennis           o    Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:
-------------------------------------------------------------

Nathaniel E. Carter          o    President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:
----------------------------------------------------------------------


Jean-Claude Kaltenbach                   o        Chairman and CEO.
Ian Gerald McEvatt                       o        Director.           Claude Doumic              o        Director.
Didier Guyot de la Pommeraye             o        Director.           Charles Vergnot            o        Director.
Eric Jostrom                             o        Director.           Gerard Sutterlin           o        Secretary General.


The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.          Principal Underwriter
                  ---------------------

(a)  BISYS  Fund  Services,   Registrant's  administrator,   also  acts  as  the
     distributor for the following investment companies as of June 17, 1999.


Alpine Equity Trust                                          MMA Praxis Mutual Funds
American Performance Funds                                   M.S.D. & T. Funds
AmSouth Mutual Funds                                         Pacific Capital Funds
The BB&T Mutual Funds Group                                  The Parkstone Advantage Fund
The Coventry Group                                           Pegasus Funds
ESC Strategic Funds, Inc.                                    Puget Sound Alternative Investment Series Trust
The Eureka Funds                                             Republic Advisor Funds Trust
Fifth Third Funds                                            Republic Funds Trust
Hirtle Callaghan Trust                                       The Riverfront Funds, Inc.
HSBC Funds Trust                                             Sefton Funds
HSBC Mutual Funds Trust                                      SSgA Liquidity Fund
The Infinity Mutual Funds, Inc.                              The Sessions Group
INTRUST Funds Trust                                          Summit Investment Trust
The Kent Funds                                               The Victory Variable Insurance Funds
Magna Funds                                                  Vintage Mutual Funds, Inc.
Mercantile Mutual Funds, Inc.
Meyers Investment Trust


(b)  Directors,  officers and partners of BISYS Fund Services, Inc., the General
     Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

Lynn J. Mangum           o    Chairman and CEO.              William Tomko          o    Senior Vice
                                                                                         President.
Dennis Sheehan           o    Director, Executive Vice       Michael D. Burns       o    Vice President.
                              President and Treasurer.
J. David Huber           o    President.                     David Blackmore        o    Vice President.
Kevin J. Dell            o    Vice President and Secretary.  Steve Ludwig           o    Compliance Officer.
Mark Rybarczyk           o    Senior Vice President.         Robert Tuch            o    Assistant Secretary.


The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 28. Location of Accounts and Records
         --------------------------------

(1)    Key Asset Management Inc., 127 Public Square,  Cleveland, Ohio 44114-1306
       (records   relating  to  its   functions   as   investment   adviser  and
       sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4)    KeyBank  National  Association,   127  Public  Square,   Cleveland,  Ohio
       44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8)    Boston  Financial  Data  Services,   Inc.  Two  Heritage  Drive,  Quincy,
       Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29. Management Services
         -------------------

                  None.

Item 30. Undertakings
         ------------

                  None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 17th day of June, 1999.

                             THE VICTORY PORTFOLIOS

                             By: /s/ Leigh A. Wilson
                                 -------------------
                                 Leigh A. Wilson, President and Trustee

                  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                 Signature                                 Title                               Date
                 ---------                                 -----                               ----

/s/ Roger Noall                             Chairman of the Board and Trustee     June 17, 1999
---------------
     Roger Noall


/s/ Leigh A. Wilson                         Trustee                               June 17, 1999
-------------------
     Leigh A. Wilson


/s/ Joel B. Engle                           Treasurer                             June 17, 1999
-----------------
     Joel B. Engle


/s/ Harry Gazelle*                          Trustee                               June 17, 1999
-----------------
     Harry Gazelle


/s/ Thomas F. Morissey*                     Trustee                               June 17, 1999
-----------------------
     Thomas F. Morrissey


/s/ H. Patrick Swygert*                     Trustee                               June 17, 1999
-----------------------
     H. Patrick Swygert


/s/ Frank A. Weil*                          Trustee                               June 17, 1999
------------------
     Frank A. Weil


/s/ Eugene J. McDonald*                     Trustee                               June 17, 1999
-----------------------
     Eugene J. McDonald




--------------------------------
*
         By:      /s/ Carl Frischling
                  -------------------
                  Carl Frischling
                  Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.B5                Schedule A to the Investment  Advisory Agreement between
                        Registrant and KAM regarding the Lakefront Fund and Real
                        Estate Investment Fund, as amended December 11, 1998, to
                        include  the  Gradison   Government  Reserves  Fund  and
                        Established Value Fund.
EX-99.B6                Schedule  I to the  Distribution  Agreement,  as revised
                        December 11, 1998.
EX-99.B8                Schedule  A to the Mutual  Fund  Custody  Agreement,  as
                        revised December 11, 1998.
EX-99.B9.a              Schedule I to the Administration  Agreement,  as revised
                        December 11, 1998.
EX-99.B9.b              Schedule  A  to  the  Sub-Administration  Agreement,  as
                        revised December 11, 1998.
EX-99.B9.c              Schedule A to the Transfer Agency Agreement,  as revised
                        December 11, 1998.
EX-99.B9.d              Fund  Accounting  Agreement  dated June 1, 1999  between
                        Registrant and BISYS Fund Services Ohio, Inc.
EX-99.B10               Consent of Kramer Levin Naftalis & Frankel LLP.
EX-99.B11               Consent of PricewaterhouseCoopers LLP.
EX-99.B15.a             Schedule I to the  Distribution  and  Service  Plan,  as
                        revised May 11, 1999.
EX-99.B15.b             Schedule I to the Shareholder Servicing Plan, as revised
                        May 11, 1999.
EX-99.B16               Amended and Restated Rule 18f-3  Multi-Class  Plan as of
                        May 11, 1999.
EX.99.B27.1             Financial Data Schedule.